GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Dec. 25, 2021
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

15.	GENERAL AND ADMINISTRATIVE EXPENSES

During the three and six months ended December 25, 2021 and December 26, 2020, general and administrative expenses consisted of the following:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Salaries and Benefits	$10,957	$8,165	$21,616	$18,639
Professional Fees	7,954	3,593	15,512	7,200
Rent	6,832	5,872	13,802	15,527
Licenses, Fees and Taxes	1,502	1,387	4,329	4,790
Share-Based Compensation	2,370	2,644	2,370	2,644
Deal Costs	1,177	2,114	2,835	2,337
Restructuring Expenses	2,764	1,180	2,764	1,180
Other General and Administrative	1,747	6,855	8,566	9,732

Total General and Administrative Expenses	$35,303	$31,810	$71,794	$62,049